Document And Entity Information	Jun. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2023
Entity Registrant Name	Better Therapeutics, Inc.
Entity Central Index Key	0001832415
Entity Emerging Growth Company	true
Securities Act File Number	001-39864
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3472546
Entity Address, Address Line One	548 Market Street
Entity Address, Address Line Two	#49404
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	887-2311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	BTTX
Security Exchange Name	NASDAQ